Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Comprehensive Income
Net income	$ 1,009	$ 561
Other comprehensive income (loss), net of tax
Foreign currency translation adjustment	629	(42)
Unrealized (losses) gains on net investment hedges	(97)	5
Cash flow hedges
Net derivative gains	0	18
Less: reclassification adjustment for gains included in income	(2)	(1)
Net effects of cash flow hedges	(2)	17
Unrealized losses on available-for-sale investment	(1)	0
Net change in unrecognized pension and post-retirement benefit obligation	24	124
Other comprehensive income	553	104
Comprehensive income	1,562	665
Comprehensive income attributable to non-controlling interest	1	1
Comprehensive Income of Emera Incorporated	$ 1,561	$ 664